Financial risk management and fair value estimates (Details) $ in Millions	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	25,949,585	2,744,472
Derivatives at fair value	$ (1,689)	$ 2,866
Gain / (Loss) for valuation at fair value at year-end	8,181	11,298
Premium paid or (collected)	$ 709	$ 33
Futures Contract [Member] | Sugarcane [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	1,500,000	1,487,190
Derivatives at fair value	$ 33	$ 461
Gain / (Loss) for valuation at fair value at year-end	(567)	0
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Ethanol [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	16,920	159
Derivatives at fair value	$ 331	$ (149)
Gain / (Loss) for valuation at fair value at year-end	150	2,058
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	115,150	204,724
Derivatives at fair value	$ (247)	$ (178)
Gain / (Loss) for valuation at fair value at year-end	(43)	8,107
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	24,766	800
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(455)	(15)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	286,054	229,585
Derivatives at fair value	$ (496)	$ 2,107
Gain / (Loss) for valuation at fair value at year-end	8,577	(1,364)
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	13,407	3,460
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(270)	89
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	12,100	35,900
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	360	877
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	10,828	700
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(197)	(7)
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Ethanol [Member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	9,000	159
Derivatives at fair value	$ 520	$ 45
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 0	$ 0
Option contract [member] | Corn [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	15,956	3,213
Derivatives at fair value	$ (208)	$ 186
Gain / (Loss) for valuation at fair value at year-end	(167)	0
Premium paid or (collected)	$ (49)	$ (197)
Option contract [member] | Corn [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	900	22,600
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 4	$ 26
Option contract [member] | Corn [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	34,200	5,100
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 169	$ 245
Option contract [member] | Corn [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)		0
Derivatives at fair value		$ 0
Gain / (Loss) for valuation at fair value at year-end		268
Premium paid or (collected)		$ (316)
Option contract [member] | Soybeans [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	57,976	5,300
Derivatives at fair value	$ (1,798)	$ 37
Gain / (Loss) for valuation at fair value at year-end	(323)	(56)
Premium paid or (collected)	$ (19)	$ (680)
Option contract [member] | Soybeans [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	37,800	834
Derivatives at fair value	$ 0	$ 762
Gain / (Loss) for valuation at fair value at year-end	(4)	0
Premium paid or (collected)	$ 252	$ 661
Option contract [member] | Soybeans [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	51,520	18,100
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(24)	0
Premium paid or (collected)	$ 303	$ 803
Option contract [member] | Soybeans [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	113,152	8,700
Derivatives at fair value	$ 483	$ 0
Gain / (Loss) for valuation at fair value at year-end	336	1,014
Premium paid or (collected)	$ (31)	$ (646)
Option contract [member] | Wheat [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	4,000	4,800
Derivatives at fair value	$ 16	$ 89
Gain / (Loss) for valuation at fair value at year-end	16	89
Premium paid or (collected)	$ 0	$ (394)
Option contract [member] | Wheat [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	8,800	0
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(97)	0
Premium paid or (collected)	$ 72	$ 342
Option contract [member] | Wheat [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	5,100	9,200
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	0	0
Premium paid or (collected)	$ 28	$ 416
Option contract [member] | Wheat [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	8,756	0
Derivatives at fair value	$ 16	$ 0
Gain / (Loss) for valuation at fair value at year-end	167	0
Premium paid or (collected)	$ 0	$ (227)
Option contract [member] | Cotton [member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	7,450,000
Derivatives at fair value	$ 170
Gain / (Loss) for valuation at fair value at year-end	146
Premium paid or (collected)	$ 0
Option contract [member] | Wheat One [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	2,900
Derivatives at fair value	$ 0
Gain / (Loss) for valuation at fair value at year-end	0
Premium paid or (collected)	$ (20)
Futures Contract [Member] | Livestock [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	6,600	0
Derivatives at fair value	$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end	(1)	379
Premium paid or (collected)	$ 0	$ 0
Futures Contract [Member] | Cotton [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	16,163,700	703,948
Derivatives at fair value	$ (509)	$ (494)
Gain / (Loss) for valuation at fair value at year-end	449	(141)
Premium paid or (collected)	$ 0	$ 0